LEASES (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease Assets [Abstract]
Operating lease cost ROU assets, net	$ 313,800	$ 353,200	$ 353,200	$ 507,100
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Assets	Assets	Assets	Assets
Total lease assets	$ 313,800	$ 353,200	$ 353,200	$ 507,100
Lease Liabilities [Abstract]
Operating lease liabilities, current	$ 163,100	$ 160,300	$ 160,300	$ 149,400
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current liabilities	Current liabilities	Current liabilities	Current liabilities
Operating lease liabilities, non-current	$ 159,800	$ 201,600	$ 201,600	$ 362,100
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities	Liabilities	Liabilities
Total lease liabilities	$ 322,900	$ 361,900	$ 361,900	$ 511,500
Lease Costs [Abstract]
Operating lease costs	44,800	44,800	179,500	104,700
Total lease costs	44,800	44,800	179,500	104,700
Minimum Commitment Under Company leases [Abstract]
2024 (remainder of)	136,100
2025	185,800	180,400	180,400
2026	31,300	185,800	185,800
Total	353,200	397,500	397,500
Amount representing interest	30,300	35,600	35,600
Total lease liabilities	$ 322,900	$ 361,900	$ 361,900	$ 511,500